Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Supplemental Disclosures [Line Items]
Income taxes (net of refunds of $14,296, $1,849 and $4,339 in 2013, 2012 and 2011, respectively)	$ 51,772	$ 112,442	$ 123,341
Interest (net of capitalization)	29,629	31,144	33,127
Phosphorous Flame Retardant Business Exit
Cash Flow Supplemental Disclosures [Line Items]
Decrease in property, plant and equipment	0	(41,120)	0
Decrease in accumulated depreciation	0	(17,870)	0
Decrease in other intangibles, net of amortization	0	(27,384)	0
Increase in accumulated other comprehensive income	0	12,268	0
Other Restructuring Charges
Cash Flow Supplemental Disclosures [Line Items]
Decrease in property, plant and equipment	0	(5,002)	0
Decrease in accumulated depreciation	0	(1,588)	0
Pension Curtailment Gains Losses
Cash Flow Supplemental Disclosures [Line Items]
Increase in accumulated other comprehensive income	$ 0	$ (4,507)	$ 0